NOTE 1 - NATURE OF ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2015
COPSync911 [Member]
NOTE 1 - NATURE OF ORGANIZATION (Details) [Line Items]
Product Description	The Company offers the COPsync911 threat alert, first introduced in the second quarter of 2013, for use in schools, hospitals, day care facilities, governmental office buildings and other facilities with a high level of concern about safety and security. When used in schools, for example, the COPsync911 service enables school personnel to instantly and silently send emergency alerts directly to the five closest law enforcement officers in their patrol vehicles, and to the local 911 dispatch center, with the mere click of a screen icon located on every Windows-based computer or any handheld device within the facility. A text alert is also sent to the cell phones of all law enforcement officers in the area and to all teachers, administrators, and other staff at the school, alerting them of potential danger. The Company expects its COPsync911 service to reduce emergency law enforcement response times by five to seven minutes.
VidTac Systems and Components [Member]
NOTE 1 - NATURE OF ORGANIZATION (Details) [Line Items]
Product Description	VidTac is a software-driven video system for law enforcement. Traditional in-vehicle video systems are “hardware centric” DVR-based systems. The video capture, compression and encryption of the video stream is performed by the DVR.The VidTac system is price advantageous vis-a-vis other high-end video systems, since the Company is offering it for sale at a much lower price point than the average price of DVR-based video systems. Furthermore, for those agencies that have in-vehicle computers, the VidTac system eliminates the need for the agency to purchase a second computer, i.e., the DVR, and eliminates the need to replace this second (DVR) computer every three to four years as new patrol vehicles are placed into service.
WARRANTsync System [Member]
NOTE 1 - NATURE OF ORGANIZATION (Details) [Line Items]
Product Description	The WARRANTsync system is designed to be a Texas statewide misdemeanor warrant clearing database. It enables law enforcement officers in the field to receive notice of outstanding warrants in real-time at the point of a traffic stop. The WARRANTsync system enables the offender to pay the outstanding warrant fees and costs using a credit card. Following payment, the offender is given a receipt and the transaction is complete. This product could be viewed as an enhancement feature to the core COPsync Network service since all COPsync Network users receive the outstanding Warrant notice.
COURTsync System [Member]
NOTE 1 - NATURE OF ORGANIZATION (Details) [Line Items]
Product Description	The COURTsync system is designed to enable judges and court personnel to instantly send emergency alerts directly to the closest law enforcement officers in their patrol vehicles and to the local 911 dispatch center, from any computer within the facility. Court personnel are also able to query federal law enforcement databases and databases pertaining to officer safety and dangerous persons. Additionally, COURTsync utilizes our WARRANTsync system to give patrol officers utilizing our COPsync Network access to Class C warrant information from the court, enabling them to collect warrant fees for the court.